BUSINESS ACQUISITION (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Feb. 13, 2022
Business Acquisition [Line Items]
Cash paid	$ 1,085,450	$ 1,085,450
V N U E Acquisition [Member]
Business Acquisition [Line Items]
Common stock issued, 41,476,963 shares of the Company’s restricted common stock valued at $0.0101 per share			$ 418,917
Common stock issuable, 93,523,037 shares of the Company’s restricted common stock valued at $0.0101 per share			944,583
Net liabilities assumed			2,871,066
Cash paid			1,085,450
Fair value of total consideration paid			$ 5,320,016